Balances And Transactions With Related Parties	12 Months Ended
Dec. 31, 2011
Balances And Transactions With Related Parties [Abstract]
Balances And Transactions With Related Parties
NOTE 16:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Represents transactions and balances with other entities in which certain of the Company's Board of Directors, management and shareholders have interest:

a.	The following related party balances are included in the balance sheets:

	December 31,
	2010	2011

Trade receivables	$2,611	$1,865

Trade payables	$1,179	$389

b.	The following related party transactions are included in the statements of operations:

	Year ended December 31,
	2009	2010	2011

Revenues (1)	$3,387	$3,203	$6,211

Operating expenses, net - primarily lease, sub-contractors and communications (2)	$2,201	$2,711	$3,094

Purchase of property and equipment	$1,444	$1,841	$1,078

(1)	Distribute the Company's products on a non-exclusive basis.

(2)
The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company subleases part of the office space to related parties and provides certain services to related parties.